UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22969

PALMER SQUARE OPPORTUNISTIC INCOME FUND
(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, KS 66205
(Address of principal executive offices) (Zip code)

Scott Betz

Chief Compliance Officer

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, KS 66205
(Name and address of agent for service)

(816) 994-3200

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Opportunistic Income Fund

(PSOIX)

SEMI-ANNUAL REPORT

JANUARY 31, 2024

Palmer Square Opportunistic Income Fund

Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	23
Consolidated Statement of Operations	24
Consolidated Statements of Changes of Net Assets	25
Consolidated Statement of Cash Flows	26
Consolidated Financial Highlights	27
Notes to Consolidated Financial Statements	28
Supplemental Information	45
Expense Example	47

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Opportunistic Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 19.4%
736,607	Acrisure LLC 9.150% (1-Month Term SOFR+350 basis points), 2/15/2027[2,3,4]	$734,710
500,000	Ahead DB Holdings LLC 5.000% (1-Month Term SOFR+425 basis points), 1/24/2031[2,3,4,5,6]	499,375
	AI Aqua Merger Sub, Inc.
492,500	9.105% (1-Month USD Libor+400 basis points), 7/31/2028[2,3,4]	490,414
750,000	9.606% (1-Month Term SOFR+425 basis points), 7/31/2028[2,3,4,5,6]	750,705
750,000	Aimbridge Acquisition Co., Inc. 3.750% (1-Month Term SOFR+375 basis points), 2/1/2026[2,3,4,5,6]	718,463
686,217	Alliance Laundry Systems LLC 8.926% (3-Month Term SOFR+350 basis points), 10/8/2027[2,3,4]	687,027
605,310	Alliant Holdings Intermediate LLC 8.833% (1-Month Term SOFR+350 basis points), 11/6/2030[2,3,4]	607,259
500,000	American Rock Salt Co. LLC 12.720% (1-Month Term SOFR+725 basis points), 6/11/2029[2,4]	445,000
497,503	Amynta Agency Borrower, Inc. 9.606% (1-Month Term SOFR+425 basis points), 2/28/2028[2,3,4]	498,302
491,250	AP Gaming I LLC 9.456% (1-Month Term SOFR+400 basis points), 2/15/2029[2,3,4]	491,812
738,517	AppLovin Corp. 8.456% (1-Month Term SOFR+300 basis points), 8/19/2030[2,3,4]	738,808
498,747	Aretec Group, Inc. 9.956% (1-Month Term SOFR+450 basis points), 8/9/2030[2,3,4]	499,440
	Asurion LLC
750,000	10.720% (1-Month Term SOFR+525 basis points), 2/3/2028[2,3,4]	720,536
160,684	9.456% (3-Month Term SOFR+400 basis points), 8/19/2028[2,3,4]	158,910
738,636	Autokiniton U.S. Holdings, Inc. 9.700% (1-Month Term SOFR+400 basis points), 4/6/2028[2,3,4]	739,955
742,500	Barracuda Networks, Inc. 9.883% (1-Month Term SOFR+450 basis points), 8/15/2029[2,3,4]	722,672
296,046	Birkenstock U.S. BidCo, Inc. 8.894% (1-Month Term SOFR+375 basis points), 4/28/2028[2,3,4]	297,025
463,568	Brightview Landscapes LLC 8.633% (1-Month Term SOFR+325 basis points), 4/20/2029[2,3,4]	464,263
291,750	CCI Buyer, Inc. 9.348% (3-Month Term SOFR+400 basis points), 12/17/2027[2,3,4]	291,412
150,000	CCS-CMGC Holdings, Inc. 14.823% (3-Month USD Libor+900 basis points), 10/1/2026[2,3,4]	90,063
500,000	Century DE Buyer LLC 9.390% (3-Month Term SOFR+400 basis points), 10/30/2030[2,3,4]	501,200
750,000	CHG Healthcare Services, Inc. 9.103% (3-Month Term SOFR+375 basis points), 10/2/2028[2,3,4]	749,906
1

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
735,283	CP Atlas Buyer, Inc. 9.206% (1-Month Term SOFR+375 basis points), 11/23/2027[2,4]	$714,993
500,000	CPM Holdings, Inc. 9.853% (1-Month Term SOFR+450 basis points), 9/28/2028[2,3,4]	500,833
744,377	Creative Artists Agency LLC 8.856% (1-Month Term SOFR+350 basis points), 11/27/2028[2,3,4]	745,512
800,000	Dedalus Finance GmbH 7.612% (6-Month Euribor+375 basis points), 5/31/2027[2,4]	846,752
738,520	Deerfield Dakota Holding LLC 9.098% (3-Month Term SOFR+375 basis points), 4/9/2027[2,3,4]	726,612
736,809	Dotdash Meredith, Inc. 9.453% (1-Month Term SOFR+400 basis points), 12/1/2028[2,3,4]	727,599
736,842	EAB Global, Inc. 8.970% (1-Month Term SOFR+350 basis points), 8/16/2028[2,3,4]	737,188
727,500	ECI Macola/Max Holding LLC 9.360% (3-Month Term SOFR+375 basis points), 11/9/2027[2,3,4]	727,347
498,750	EnergySolutions LLC 9.356% (1-Month Term SOFR+400 basis points), 9/23/2030[2,3,4]	499,623
744,171	Ensemble RCM LLC 8.567% (1-Month Term SOFR+300 basis points), 8/1/2029[2,3,4]	744,286
746,203	EP Purchaser LLC 9.110% (3-Month Term SOFR+350 basis points), 11/6/2028[2,3,4]	741,852
997,429	EPIC Y-Grade Services LP 11.488% (3-Month Term SOFR+600 basis points), 6/30/2027[2,4]	987,315
623,303	EW Scripps Co. 8.470% (1-Month Term SOFR+300 basis points), 1/7/2028[2,3,4]	619,869
736,875	Fertitta Entertainment LLC 9.356% (1-Month Term SOFR+400 basis points), 1/27/2029[2,3,4]	735,740
744,375	Filtration Group Corp. 9.720% (1-Month Term SOFR+425 basis points), 10/24/2028[2,3,4]	746,284
735,473	Flexera Software LLC 9.220% (1-Month Term SOFR+375 basis points), 3/3/2028[2,3,4]	733,752
703,125	Forest City Enterprises LP 8.970% (1-Month Term SOFR+350 basis points), 12/8/2025[2,3,4]	679,834
342,432	Generation Bridge Northeast LLC 9.606% (1-Month Term SOFR+425 basis points), 8/7/2029[2,3,4]	344,430
582,101	Great Outdoors Group LLC 9.220% (1-Month Term SOFR+375 basis points), 3/5/2028[2,3,4]	581,604
500,000	GTCR W Merger Sub LLC 3.000% (1-Month Term SOFR+300 basis points), 9/20/2030[2,3,4,5,6]	500,678
748,125	HireRight Holdings Corp. 9.356% (1-Month Term SOFR+400 basis points), 9/30/2030[2,3,4]	747,426
498,750	HUB International Ltd. 9.587% (1-Month Term SOFR+425 basis points), 6/20/2030[2,3,4]	499,608
2

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
742,366	Hudson River Trading LLC 8.470% (1-Month Term SOFR+300 basis points), 3/18/2028[2,3,4]	$737,786
748,116	Hyperion Refinance Sarl 9.102% (1-Month Term SOFR+400 basis points), 4/18/2030[2,3,4,7]	748,650
676,252	Idera, Inc. 9.277% (1-Month Term SOFR+375 basis points), 3/2/2028[2,3,4]	674,771
750,000	INEOS Enterprises Holdings U.S. Finco LLC 9.238% (1-Month Term SOFR+375 basis points), 7/7/2030[2,4]	750,390
459,583	INEOS U.S. Finance LLC 9.206% (1-Month Term SOFR+375 basis points), 11/8/2027[2,3,4]	456,940
447,750	INEOS U.S. Petrochem LLC 9.206% (1-Month Term SOFR+375 basis points), 3/1/2030[2,3,4]	446,257
500,000	Isolved, Inc. 9.484% (1-Month Term SOFR+400 basis points), 10/5/2030[2,3,4]	502,293
635,432	Ivanti Software, Inc. 9.839% (3-Month Term SOFR+425 basis points), 12/1/2027[2,3,4]	607,235
654,769	Kestrel Acquisition LLC 9.720% (1-Month Term SOFR+425 basis points), 6/30/2025[2,3,4]	651,698
738,750	Light & Wonder International, Inc. 8.083% (1-Month Term SOFR+275 basis points), 4/16/2029[2,3,4]	740,519
	Lightstone Holdco LLC
698,377	11.133% (1-Month Term SOFR+575 basis points), 1/30/2027[2,3,4]	667,572
39,499	11.133% (1-Month Term SOFR+575 basis points), 1/30/2027[2,3,4]	37,757
742,443	Medline Borrower LP 8.470% (1-Month Term SOFR+325 basis points), 10/21/2028[2,3,4]	742,016
746,250	MH Sub I LLC 9.606% (1-Month Term SOFR+425 basis points), 5/3/2028[2,3,4]	732,082
748,087	Midwest Veterinary Partners LLC 9.470% (1-Month Term SOFR+400 basis points), 4/30/2028[2,3,4]	745,876
736,469	Minotaur Acquisition, Inc. 10.206% (1-Month Term SOFR+500 basis points), 3/30/2026[2,3,4]	736,241
750,000	Mitchell International, Inc. 12.150% (1-Month Term SOFR+650 basis points), 10/15/2029[2,3,4]	749,250
500,000	Motion Finco Sarl 3.500% (1-Month Term SOFR+350 basis points), 11/30/2029[2,3,4,5,6,7]	497,190
738,693	NAB Holdings LLC 8.248% (3-Month Term SOFR+300 basis points), 11/23/2028[2,3,4]	738,760
750,000	Nexus Buyer LLC 4.500% (1-Month Term SOFR+450 basis points), 12/13/2028[2,3,4,5,6]	737,813
540,179	NFP Corp. 8.720% (1-Month Term SOFR+325 basis points), 2/13/2027[2,4]	541,713
497,500	Northriver Midstream Finance LP 8.330% (3-Month Term SOFR+300 basis points), 8/16/2030[2,3,4,7]	497,968
3

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
498,747	Nouryon USA LLC 9.467% (1-Month Term SOFR+400 basis points), 4/3/2028[2,3,4]	$499,111
500,000	OMNIA Partners LLC 9.074% (1-Month Term SOFR+425 basis points), 7/25/2030[2,3,4]	501,878
736,842	OneDigital Borrower LLC 9.706% (3-Month Term SOFR+425 basis points), 11/16/2027[2,4]	737,306
734,363	Peraton Corp. 9.206% (1-Month Term SOFR+375 basis points), 2/1/2028[2,3,4]	734,466
716,322	Petco Health & Wellness Co., Inc. 8.860% (3-Month Term SOFR+325 basis points), 3/6/2028[2,3,4]	674,321
738,665	PODS LLC 8.470% (1-Month Term SOFR+300 basis points), 3/31/2028[2,3,4]	719,921
99,730	Prairie ECI Acquiror LP 10.206% (1-Month Term SOFR+475 basis points), 3/11/2026[2,3,4]	99,724
736,875	Pre-Paid Legal Services, Inc. 9.220% (1-Month Term SOFR+375 basis points), 12/15/2028[2,3,4]	733,824
750,000	Project Alpha Intermediate Holding, Inc. 10.106% (1-Month Term SOFR+475 basis points), 10/26/2030[2,3,4]	752,501
750,000	Project Boost Purchaser LLC 4.000% (1-Month Term SOFR+350 basis points), 5/30/2026[2,3,4,5,6]	751,174
303,453	Prometric Holdings, Inc. 10.720% (3-Month Term SOFR+300 basis points), 1/29/2025[2,3,4]	304,084
736,809	RealPage, Inc. 8.470% (1-Month Term SOFR+300 basis points), 4/24/2028[2,3,4]	722,283
734,962	Red Planet Borrower LLC 9.206% (1-Month Term SOFR+375 basis points), 9/30/2028[2,3,4]	716,989
750,000	Redstone Holdco 2 LP 13.191% (1-Month Term SOFR+775 basis points), 8/6/2029[2,3,4]	446,250
748,125	Renaissance Holdings Corp. 10.106% (3-Month USD Libor+325 basis points), 5/30/2025[2,3,4]	749,412
739,029	Reverb Buyer, Inc. 8.706% (3-Month Term SOFR+350 basis points), 11/1/2028[2,3,4]	669,287
748,125	Rocket Software, Inc. 10.106% (1-Month Term SOFR+475 basis points), 10/5/2028[2,3,4]	739,574
750,000	Severin Acquisition LLC 8.633% (1-Month Term SOFR+300 basis points), 8/1/2025[2,3,4]	751,781
980,387	Surf Holdings LLC 8.948% (1-Month Term SOFR+350 basis points), 3/5/2027[2,3,4]	981,338
326,871	Thryv, Inc. 13.970% (1-Month Term SOFR+850 basis points), 3/2/2026[2,3,4]	327,178
898,272	Traverse Midstream Partners LLC 8.817% (6-Month Term SOFR+425 basis points), 9/27/2024[2,3,4]	901,079
461,907	UGI Energy Services LLC 8.706% (1-Month Term SOFR+325 basis points), 2/22/2030[2,3,4]	462,854
4

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
738,432	UKG, Inc. 9.233% (3-Month Term SOFR+375 basis points), 5/4/2026[2,3,4]	$739,643
738,750	Univision Communications, Inc. 9.598% (3-Month Term SOFR+425 basis points), 6/24/2029[2,3,4]	740,874
586,500	Vision Solutions, Inc. 9.586% (3-Month Term SOFR+400 basis points), 5/28/2028[2,3,4]	580,087
650,914	WaterBridge Midstream Operating LLC 11.336% (3-Month Term SOFR+575 basis points), 6/21/2026[2,3,4]	651,682
1,000,000	Wec U.S. Holdings Ltd. 8.086% (1-Month Term SOFR+275 basis points), 1/20/2031[2,3,4]	995,935
736,842	Whatabrands LLC 8.470% (1-Month Term SOFR+325 basis points), 8/3/2028[2,3,4]	736,175
750,000	Zelis Payments Buyer, Inc. 8.067% (1-Month Term SOFR+275 basis points), 9/28/2029[2,3,4]	750,157
	Total Bank Loans
	(Cost $59,339,027)	59,698,059
	BONDS — 81.2%
	ASSET-BACKED SECURITIES — 76.1%
	522 Funding CLO Ltd.
1,000,000	Series 2020-6A, Class F, 13.617% (3-Month Term SOFR+830.16 basis points), 10/23/2034[3,4,8]	894,142
1,500,000	Series 2019-5A, Class ER, 12.074% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,439,187
1,000,000	ALM Ltd. Series 2020-1A, Class D, 11.576% (3-Month Term SOFR+626.16 basis points), 10/15/2029[3,4,8]	997,476
1,500,000	AMMC CLO 22 Ltd. Series 2018-22A, Class D, 8.286% (3-Month Term SOFR+296.16 basis points), 4/25/2031[3,4,8]	1,488,916
1,400,000	Anchorage Credit Funding Ltd. Series 2015-1A, Class ERV, 6.700%, 7/28/2037[3,8]	1,174,986
1,050,000	Annisa CLO Series 2016-2A, Class DR, 8.579% (3-Month Term SOFR+326.16 basis points), 7/20/2031[3,4,8]	1,042,281
	Apidos CLO
1,250,000	Series 2017-28A, Class D, 11.079% (3-Month Term SOFR+576.16 basis points), 1/20/2031[3,4,8]	1,192,024
500,000	Series 2015-20A, Class DR, 11.276% (3-Month Term SOFR+596.16 basis points), 7/16/2031[3,4,8]	480,527
	Apidos CLO
1,500,000	Series 2018-29A, Class C, 8.336% (3-Month Term SOFR+301.16 basis points), 7/25/2030[3,4,8]	1,481,611
5

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,250,000	Series 2017-28A, Class C, 8.079% (3-Month Term SOFR+276.16 basis points), 1/20/2031[3,4,8]	$1,223,518
	Ares CLO Ltd.
1,500,000	Series 2018-47A, Class D, 8.276% (3-Month Term SOFR+296.16 basis points), 4/15/2030[3,4,8]	1,478,335
650,000	Series 2015-38A, Class DR, 8.079% (3-Month Term SOFR+276.16 basis points), 4/20/2030[3,4,8]	638,644
1,700,000	Series 2018-50A, Class D, 8.476% (3-Month Term SOFR+316.16 basis points), 1/15/2032[3,4,8]	1,687,283
1,000,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 12.779% (3-Month Term SOFR+746.16 basis points), 10/20/2034[3,4,8]	949,154
500,000	Bain Capital Credit CLO Series 2018-1A, Class D, 8.277% (3-Month Term SOFR+296.16 basis points), 4/23/2031[3,4,8]	493,838
	Ballyrock CLO Ltd.
1,500,000	Series 2019-2A, Class CR, 8.779% (3-Month Term SOFR+341.16 basis points), 11/20/2030[3,4,8]	1,505,549
750,000	Series 2019-1A, Class DR, 12.326% (3-Month Term SOFR+701.16 basis points), 7/15/2032[3,4,8]	754,724
1,100,000	Series 2023-23A, Class D, 13.495% (3-Month Term SOFR+817 basis points), 4/25/2036[3,4,8]	1,130,520
	Barings CLO Ltd.
1,500,000	Series 2017-1A, Class E, 11.560% (3-Month Term SOFR+626.16 basis points), 7/18/2029[3,4,8]	1,502,767
1,000,000	Series 2017-1A, Class F, 13.010% (3-Month Term SOFR+771.16 basis points), 7/18/2029[3,4,8]	902,779
1,000,000	Series 2016-2A, Class DR2, 8.729% (3-Month Term SOFR+341.16 basis points), 1/20/2032[3,4,8]	998,284
	Barings CLO Ltd.
2,500,000	Series 2018-4A, Class D, 8.476% (3-Month Term SOFR+316.16 basis points), 10/15/2030[3,4,8]	2,494,682
1,000,000	Series 2015-2A, Class DR, 8.529% (3-Month Term SOFR+321.16 basis points), 10/20/2030[3,4,8]	1,005,336
1,000,000	Series 2015-IA, Class DR, 8.179% (3-Month Term SOFR+286.16 basis points), 1/20/2031[3,4,8]	981,263
1,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 7.598% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	1,551,998
500,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 9.030% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,8]	482,073
6

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 8.329% (3-Month Term SOFR+301.16 basis points), 4/20/2031[3,4,8]	$992,676
	Benefit Street Partners CLO Ltd.
1,050,000	Series 2017-12A, Class C, 8.626% (3-Month Term SOFR+331.16 basis points), 10/15/2030[3,4,8]	1,046,067
2,000,000	Series 2017-12A, Class D, 11.986% (3-Month Term SOFR+667.16 basis points), 10/15/2030[3,4,8]	2,003,905
500,000	Series 2015-8A, Class DR, 11.179% (3-Month Term SOFR+586.16 basis points), 1/20/2031[3,4,8]	471,242
1,000,000	Series 2018-5BA, Class C, 8.509% (3-Month Term SOFR+319.16 basis points), 4/20/2031[3,4,8]	997,617
1,250,000	Series 2018-14A, Class E, 10.929% (3-Month Term SOFR+561.16 basis points), 4/20/2031[3,4,8]	1,206,278
1,000,000	Series 2019-18A, Class DR, 8.976% (3-Month Term SOFR+366.16 basis points), 10/15/2034[3,4,8]	1,004,983
1,500,000	Series 2020-21A, Class ER, 12.276% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,8]	1,500,919
1,000,000	Series 2019-18A, Class ER, 12.326% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,8]	1,003,045
1,000,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 9.836% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,8]	995,232
1,500,000	Bristol Park CLO Ltd. Series 2016-1A, Class ER, 12.576% (3-Month Term SOFR+726.16 basis points), 4/15/2029[3,4,8]	1,483,327
750,000	Bryant Park Funding Ltd. Series 2023-21A, Class E, 13.955% (3-Month Term SOFR+847 basis points), 10/18/2036[3,4,8]	772,295
500,000	Canyon Capital CLO Ltd. Series 2014-1A, Class CR, 8.329% (3-Month Term SOFR+301.16 basis points), 1/30/2031[3,4,8]	486,356
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	Series 2014-4RA, Class D, 11.226% (3-Month Term SOFR+591.16 basis points), 7/15/2030[3,4,8]	964,909
750,000	Series 2014-1A, Class DR, 8.178% (3-Month Term SOFR+286.16 basis points), 4/17/2031[3,4,8]	729,614
1,500,000	Series 2014-2RA, Class C, 8.441% (3-Month Term SOFR+306.16 basis points), 5/15/2031[3,4,8]	1,474,229
1,000,000	Carlyle Global Market Strategies Euro CLO Series 2022-5X, Class A2B, 6.500%, 10/25/2035[3]	1,085,366
7

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	CIFC European Funding CLO Series 3X, Class D, 7.542% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	$2,159,127
	CIFC Funding Ltd.
2,000,000	Series 2015-3A, Class ER, 10.521% (3-Month Term SOFR+521.16 basis points), 4/19/2029[3,4,8]	1,970,084
1,000,000	Series 2017-4A, Class D, 11.680% (3-Month Term SOFR+636.16 basis points), 10/24/2030[3,4,8]	995,932
1,500,000	Series 2013-4A, Class DRR, 8.381% (3-Month Term SOFR+306.16 basis points), 4/27/2031[3,4,8]	1,489,033
1,000,000	Series 2013-4A, Class ERR, 11.031% (3-Month Term SOFR+571.16 basis points), 4/27/2031[3,4,8]	945,068
1,500,000	Series 2018-3A, Class D, 8.410% (3-Month Term SOFR+311.16 basis points), 7/18/2031[3,4,8]	1,510,009
500,000	Series 2018-3A, Class E, 11.060% (3-Month Term SOFR+576.16 basis points), 7/18/2031[3,4,8]	488,594
1,000,000	Series 2016-1A, Class D2RR, 9.829% (3-Month Term SOFR+451.16 basis points), 10/21/2031[3,4,8]	993,760
1,000,000	Clear Creek CLO Series 2015-1A, Class DR, 8.529% (3-Month Term SOFR+321.16 basis points), 10/20/2030[3,4,8]	998,820
	Crestline Denali CLO Ltd.
750,000	Series 2018-1A, Class D, 8.179% (3-Month Term SOFR+286.16 basis points), 1/20/2030[3,4,8]	733,518
1,250,000	Series 2017-1A, Class D, 9.309% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,8]	1,248,495
1,000,000	Series 2016-1A, Class DR, 8.927% (3-Month Term SOFR+361.16 basis points), 10/23/2031[3,4,8]	973,091
1,750,000	Dartry Park CLO DAC Series 1X, Class CRR, 7.275% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	1,860,044
1,000,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 8.326% (3-Month Term SOFR+301.16 basis points), 4/15/2031[3,4,8]	967,709
	Dryden CLO Ltd.
4,000,000	Series 2020-86A, Class SUB, 0.000%, 7/17/2030[3,8,9]	1,969,196
750,000	Series 2018-65A, Class D, 8.660% (3-Month Term SOFR+336.16 basis points), 7/18/2030[3,4,8]	733,171
995,000	Series 2018-57A, Class D, 8.191% (3-Month Term SOFR+281.16 basis points), 5/15/2031[3,4,8]	967,904
330,000	Series 2018-57A, Class E, 10.841% (3-Month Term SOFR+546.16 basis points), 5/15/2031[3,4,8]	304,517
8

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2020-77A, Class ER, 11.499% (3-Month Term SOFR+613.16 basis points), 5/20/2034[3,4,8]	$944,278
1,000,000	Series 2020-77A, Class FR, 13.219% (3-Month Term SOFR+785.16 basis points), 5/20/2034[3,4,8]	848,307
1,000,000	Series 2022-106A, Class D, 11.014% (3-Month Term SOFR+570 basis points), 10/15/2035[3,4,8]	1,020,732
	Dryden Euro CLO
1,000,000	Series 2021-91X, Class D, 8.744% (3-Month Euribor+485 basis points), 4/18/2035[3,4]	1,087,798
1,250,000	Series 2021-103X, Class B2, 7.500%, 1/19/2036[3]	1,380,399
1,000,000	Dryden Euro CLO B.V. Series 2013-29X, Class B2RE, 2.050%, 7/15/2032[3]	1,014,552
	Dryden Senior Loan Fund
2,500,000	Series 2013-30A, Class DR, 8.241% (3-Month Term SOFR+286.16 basis points), 11/15/2028[3,4,8]	2,468,959
1,000,000	Series 2013-30A, Class FR, 12.891% (3-Month Term SOFR+751.16 basis points), 11/15/2028[3,4,8]	776,258
750,000	Series 2014-36A, Class DR3, 9.266% (3-Month Term SOFR+395.16 basis points), 4/15/2029[3,4,8]	757,347
1,875,000	Series 2015-38A, Class DR, 8.576% (3-Month Term SOFR+326.16 basis points), 7/15/2030[3,4,8]	1,833,085
750,000	Series 2016-45A, Class DR, 8.726% (3-Month Term SOFR+341.16 basis points), 10/15/2030[3,4,8]	748,561
	Eaton Vance CLO Ltd.
1,075,000	Series 2015-1A, Class DR, 8.079% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,8]	1,051,366
850,000	Series 2015-1A, Class ER, 11.179% (3-Month Term SOFR+586.16 basis points), 1/20/2030[3,4,8]	794,827
500,000	Series 2014-1RA, Class E, 11.276% (3-Month Term SOFR+596.16 basis points), 7/15/2030[3,4,8]	481,025
1,250,000	Series 2018-1A, Class D, 8.776% (3-Month Term SOFR+346.16 basis points), 10/15/2030[3,4,8]	1,252,418
1,500,000	Series 2013-1A, Class D3R, 12.376% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,8]	1,497,344
1,000,000	Series 2020-2A, Class ER, 12.076% (3-Month Term SOFR+676.16 basis points), 1/15/2035[3,4,8]	1,008,538
	Elmwood CLO Ltd.
1,000,000	Series 2019-2A, Class DR, 8.579% (3-Month Term SOFR+326.16 basis points), 4/20/2034[3,4,8]	1,007,087
600,000	Series 2019-3A, Class FR, 13.319% (3-Month Term SOFR+800.16 basis points), 10/20/2034[3,4,8]	561,336
9

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Flatiron CLO Ltd.
5,425,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[3,8,9]	$2,359,875
3,500,000	Series 2018-1A, Class SUB, 0.000%, 4/17/2031[3,8,9]	1,761,200
750,000	Flatiron RR CLO LLC Series 2021-2A, Class E, 11.776% (3-Month Term SOFR+646.16 basis points), 10/15/2034[3,4,8]	752,243
	Galaxy CLO Ltd.
1,320,000	Series 2017-23A, Class E, 11.730% (3-Month Term SOFR+641.16 basis points), 4/24/2029[3,4,8]	1,312,047
1,000,000	Series 2017-24A, Class D, 8.026% (3-Month Term SOFR+271.16 basis points), 1/15/2031[3,4,8]	1,000,003
1,575,000	Series 2017-24A, Class E, 11.076% (3-Month Term SOFR+576.16 basis points), 1/15/2031[3,4,8]	1,550,950
1,500,000	Series 2018-25A, Class D, 8.686% (3-Month Term SOFR+336.16 basis points), 10/25/2031[3,4,8]	1,496,264
1,000,000	Series 2018-25A, Class E, 11.536% (3-Month Term SOFR+621.16 basis points), 10/25/2031[3,4,8]	998,898
1,000,000	Series 2023-32A, Class E, 12.674% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,8]	1,018,769
	Generate CLO Ltd.
1,250,000	Series 2A, Class DR, 8.179% (3-Month Term SOFR+286.16 basis points), 1/22/2031[3,4,8]	1,246,981
750,000	Series 2A, Class F, 12.829% (3-Month Term SOFR+751.16 basis points), 1/22/2031[3,4,8]	698,229
1,250,000	Series 7A, Class D, 9.379% (3-Month Term SOFR+406.16 basis points), 1/22/2033[3,4,8]	1,258,004
1,000,000	Series 9A, Class E, 12.429% (3-Month Term SOFR+711.16 basis points), 10/20/2034[3,4,8]	1,003,173
2,000,000	Series 2023-11A, Class D, 11.068% (3-Month Term SOFR+575 basis points), 4/20/2035[3,4,8]	2,032,355
1,000,000	Series 3A, Class D2R, 10.205% (3-Month Term SOFR+490 basis points), 10/20/2036[3,4,8]	1,007,418
2,000,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 11.976% (3-Month Term SOFR+666.16 basis points), 10/15/2030[3,4,8]	1,994,830
750,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 9.220% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	764,692
	GoldenTree Loan Management U.S. CLO Ltd.
1,000,000	Series 2020-7A, Class FR, 13.329% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,8]	886,397
10

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	Series 2021-10A, Class F, 13.369% (3-Month Term SOFR+805.16 basis points), 7/20/2034[3,4,8]	$674,642
1,000,000	Goldentree Loan Opportunities Ltd. Series 2016-12A, Class DR, 8.479% (3-Month Term SOFR+316.16 basis points), 7/21/2030[3,4,8]	997,619
	GoldenTree Loan Opportunities Ltd.
2,000,000	Series 2014-9A, Class ER2, 11.241% (3-Month Term SOFR+592.16 basis points), 10/29/2029[3,4,8]	2,008,229
1,500,000	Series 2016-12A, Class ER, 10.979% (3-Month Term SOFR+566.16 basis points), 7/21/2030[3,4,8]	1,456,077
1,000,000	Series 2015-11A, Class FR2, 12.010% (3-Month Term SOFR+671.16 basis points), 1/18/2031[3,4,8]	905,691
500,000	Greenwood Park CLO Ltd. Series 2018-1A, Class E, 10.526% (3-Month Term SOFR+521.16 basis points), 4/15/2031[3,4,8]	471,249
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 9.504% (3-Month Euribor+552 basis points), 11/21/2031[3,4]	1,051,512
	Grippen Park CLO Ltd.
4,000,000	Series 2017-1A, Class SUB, 0.000%, 1/20/2030[3,8,9]	1,010,000
1,000,000	Series 2017-1A, Class E, 11.279% (3-Month Term SOFR+596.16 basis points), 1/20/2030[3,4,8]	990,217
1,000,000	Hartwick Park CLO Ltd. Series 2023-1A, Class D, 9.841% (3-Month Term SOFR+450 basis points), 1/21/2036[3,4,8]	1,004,614
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 5.242% (3-Month Euribor+130 basis points), 10/15/2031[3,4,8]	1,062,103
	Highbridge Loan Management Ltd.
850,000	Series 3A-2014, Class CR, 9.160% (3-Month Term SOFR+386.16 basis points), 7/18/2029[3,4,8]	856,325
1,250,000	Series 5A-2015, Class DRR, 8.726% (3-Month Term SOFR+341.16 basis points), 10/15/2030[3,4,8]	1,238,923
3,500,000	Series 12A-18, Class SUB, 0.000%, 7/18/2031[3,8,9]	1,418,446
2,360,000	Series 12A-18, Class D, 10.710% (3-Month Term SOFR+541.16 basis points), 7/18/2031[3,4,8]	2,241,868
	HPS Loan Management Ltd.
500,000	Series 8A-2016, Class ER, 11.079% (3-Month Term SOFR+576.16 basis points), 7/20/2030[3,4,8]	458,677
1,500,000	Series 6A-2015, Class CR, 8.154% (3-Month Term SOFR+276.16 basis points), 2/5/2031[3,4,8]	1,481,723
11

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	Series 15A-19, Class ER, 12.118% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	$1,949,746
1,000,000	Invesco CLO Ltd. Series 2022-3A, Class D, 10.318% (3-Month Term SOFR+500 basis points), 10/22/2035[3,4,8]	1,016,404
1,500,000	Invesco U.S. CLO Ltd. Series 2023-1A, Class E, 13.678% (3-Month Term SOFR+836 basis points), 4/22/2035[3,4,8]	1,510,891
750,000	LCM LP Series 18A, Class DR, 8.379% (3-Month Term SOFR+306.16 basis points), 4/20/2031[3,4,8]	712,904
	Madison Park Funding Ltd.
1,750,000	Series 2014-13A, Class ER, 11.321% (3-Month Term SOFR+601.16 basis points), 4/19/2030[3,4,8]	1,745,643
1,000,000	Series 2014-13A, Class FR, 13.521% (3-Month Term SOFR+821.16 basis points), 4/19/2030[3,4,8]	973,572
1,000,000	Series 2017-26A, Class DR, 8.581% (3-Month Term SOFR+326.16 basis points), 7/29/2030[3,4,8]	997,684
875,000	Magnetite Ltd. Series 2016-18A, Class ER, 10.891% (3-Month Term SOFR+551.16 basis points), 11/15/2028[3,4,8]	877,904
	Magnetite Ltd.
1,000,000	Series 2012-7A, Class DR2, 10.076% (3-Month Term SOFR+476.16 basis points), 1/15/2028[3,4,8]	996,481
2,000,000	Series 2014-8A, Class ER2, 11.226% (3-Month Term SOFR+591.16 basis points), 4/15/2031[3,4,8]	1,996,503
1,000,000	Series 2018-20A, Class E, 10.929% (3-Month Term SOFR+561.16 basis points), 4/20/2031[3,4,8]	999,598
1,000,000	Series 2023-39A, Class D, 9.535% (3-Month Term SOFR+415 basis points), 10/25/2033[3,4,8]	1,010,077
750,000	Series 2022-35A, Class ER, 12.575% (3-Month Term SOFR+725 basis points), 10/25/2036[3,4,8]	763,758
800,000	Milos CLO Ltd. Series 2017-1A, Class ER, 11.729% (3-Month Term SOFR+641.16 basis points), 10/20/2030[3,4,8]	794,724
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2021-1A, Class E, 12.327% (3-Month Term SOFR+701.16 basis points), 10/20/2034[3,4,8]	995,740
1,250,000	Series 2022-16A, Class E, 12.164% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	1,246,138
1,250,000	Series 2022-17A, Class E, 13.218% (3-Month Term SOFR+790 basis points), 7/20/2035[3,4,8]	1,262,103
12

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2022-18A, Class E, 13.818% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,8]	$1,020,568
1,000,000	Series 2023-19A, Class E, 14.218% (3-Month Term SOFR+890 basis points), 7/20/2036[3,4,8]	1,044,600
750,000	Mountain View CLO Ltd. Series 2019-1A, Class DR, 9.516% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,8]	754,749
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER, 11.638% (3-Month Term SOFR+632.16 basis points), 10/17/2030[3,4,8]	974,396
5,000,000	Series 2015-20A, Class SUB, 0.000%, 7/15/2034[3,8,9]	1,818,894
	Neuberger Berman Loan Advisers CLO Ltd.
1,500,000	Series 2018-27A, Class E, 10.776% (3-Month Term SOFR+546.16 basis points), 1/15/2030[3,4,8]	1,462,499
1,250,000	Series 2017-24A, Class E, 11.591% (3-Month Term SOFR+628.16 basis points), 4/19/2030[3,4,8]	1,252,291
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 6.932% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,050,691
1,000,000	New Mountain CLO Ltd. Series CLO-3A, Class E, 12.179% (3-Month Term SOFR+686.16 basis points), 10/20/2034[3,4,8]	1,003,062
	New Mountain CLO Ltd.
1,175,000	Series CLO-2A, Class E, 11.936% (3-Month Term SOFR+662.16 basis points), 4/15/2034[3,4,8]	1,182,090
1,500,000	Series CLO-1A, Class ER, 12.256% (3-Month Term SOFR+694.16 basis points), 10/15/2034[3,4,8]	1,503,197
1,000,000	Series CLO-5A, Class E, 11.936% (3-Month Term SOFR+685 basis points), 4/20/2036[3,4,8]	1,000,000
500,000	Series CLO-4A, Class E, 13.468% (3-Month Term SOFR+815 basis points), 4/20/2036[3,4,8]	510,222
1,250,000	Newark BSL CLO Ltd. Series 2017-1A, Class CR, 8.736% (3-Month Term SOFR+341.16 basis points), 7/25/2030[3,4,8]	1,240,748
1,250,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 10.329% (3-Month Term SOFR+501.16 basis points), 4/20/2034[3,4,8]	1,262,648
	OCP CLO Ltd.
1,000,000	Series 2017-14A, Class C, 8.229% (3-Month Term SOFR+286.16 basis points), 11/20/2030[3,4,8]	992,682
2,050,000	Series 2014-5A, Class CR, 8.486% (3-Month Term SOFR+316.16 basis points), 4/26/2031[3,4,8]	2,035,015
13

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
500,000	Series 2020-8RA, Class D, 12.578% (3-Month Term SOFR+726.16 basis points), 1/17/2032[3,4,8]	$503,250
1,250,000	Series 2020-18A, Class ER, 12.009% (3-Month Term SOFR+669.16 basis points), 7/20/2032[3,4,8]	1,253,182
1,000,000	Series 2019-17A, Class ER, 12.079% (3-Month Term SOFR+676.16 basis points), 7/20/2032[3,4,8]	1,004,303
1,000,000	Series 2016-12A, Class ER2, 12.448% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,8]	1,007,366
1,000,000	Series 2021-22A, Class D, 8.679% (3-Month Term SOFR+336.16 basis points), 12/2/2034[3,4,8]	991,888
1,000,000	Series 2023-28A, Class E, 13.714% (3-Month Term SOFR+840 basis points), 7/16/2036[3,4,8]	1,030,504
1,500,000	Series 2023-30A, Class E, 12.409% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,8]	1,500,046
	Octagon Investment Partners Ltd.
1,805,000	Series 2013-1A, Class DR2, 8.086% (3-Month Term SOFR+276.16 basis points), 1/25/2031[3,4,8]	1,764,905
1,000,000	Series 2018-18A, Class C, 8.276% (3-Month Term SOFR+296.16 basis points), 4/16/2031[3,4,8]	965,021
750,000	Series 2020-1A, Class ER, 11.829% (3-Month Term SOFR+651.16 basis points), 7/20/2034[3,4,8]	730,613
1,000,000	OSD CLO Ltd. Series 2021-23A, Class E, 11.578% (3-Month Term SOFR+626.16 basis points), 4/17/2031[3,4,8]	997,498
	OZLM Ltd.
1,500,000	Series 2014-8A, Class DRR, 11.658% (3-Month Term SOFR+634.16 basis points), 10/17/2029[3,4,8]	1,488,880
1,000,000	Series 2017-16A, Class C, 9.202% (3-Month Term SOFR+381.16 basis points), 5/16/2030[3,4,8]	1,001,324
1,500,000	Series 2017-21A, Class C, 8.249% (3-Month Term SOFR+293.16 basis points), 1/20/2031[3,4,8]	1,494,505
1,750,000	Series 2014-6A, Class CS, 8.708% (3-Month Term SOFR+339.16 basis points), 4/17/2031[3,4,8]	1,752,172
1,000,000	Series 2014-6A, Class DS, 11.628% (3-Month Term SOFR+631.16 basis points), 4/17/2031[3,4,8]	935,042
1,500,000	Series 2018-20A, Class C, 8.529% (3-Month Term SOFR+321.16 basis points), 4/20/2031[3,4,8]	1,485,010
	Post CLO Ltd.
1,500,000	Series 2022-1A, Class E, 12.068% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,8]	1,475,988
2,000,000	Series 2023-1A, Class E, 13.218% (3-Month Term SOFR+790 basis points), 4/20/2036[3,4,8]	2,040,961
14

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	PPM CLO Ltd. Series 2019-3A, Class ER, 12.188% (3-Month Term SOFR+687.16 basis points), 4/17/2034[3,4,8]	$723,545
	Recette CLO Ltd.
1,000,000	Series 2015-1A, Class YRR, 0.100%, 4/20/2034[3,8]	26,801
1,750,000	Series 2015-1A, Class FRR, 14.049% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,8]	1,536,576
	Regatta Funding Ltd.
1,632,500	Series 2018-4A, Class D, 12.086% (3-Month Term SOFR+676.16 basis points), 10/25/2031[3,4,8]	1,580,054
1,000,000	Series 2016-1A, Class ER2, 12.032% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,8]	993,328
1,000,000	Series 2023-2A, Class D, 10.478% (3-Month Term SOFR+525 basis points), 1/25/2037[3,4,8]	1,031,507
625,000	Riserva CLO Ltd. Series 2016-3A, Class FRR, 14.070% (3-Month Term SOFR+877.16 basis points), 1/18/2034[3,4,8]	551,095
1,400,000	Rockford Tower CLO Ltd. Series 2020-1A, Class E, 12.479% (3-Month Term SOFR+716.16 basis points), 1/20/2032[3,4,8]	1,408,960
1,500,000	RR15 Ltd. Series 2021-15A, Class C, 8.476% (3-Month Term SOFR+316.16 basis points), 4/15/2036[3,4,8]	1,468,535
1,000,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 8.446% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,8]	967,903
5,121,212	Signal Peak CLO Ltd. Series 2017-4A, Class SUB, 0.000%, 10/26/2034[3,8,9]	1,671,949
	Sound Point CLO Ltd.
1,500,000	Series 2017-3A, Class C, 8.579% (3-Month Term SOFR+326.16 basis points), 10/20/2030[3,4,8]	1,437,392
1,000,000	Series 2018-2A, Class D, 8.586% (3-Month Term SOFR+326.16 basis points), 7/26/2031[3,4,8]	946,243
1,500,000	Series 2019-1A, Class DR, 9.079% (3-Month Term SOFR+376.16 basis points), 1/20/2032[3,4,8]	1,432,542
1,000,000	Series 2019-3A, Class DR, 9.086% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,8]	930,244
1,000,000	Stratus CLO Ltd. Series 2021-2A, Class F, 12.939% (3-Month Term SOFR+762.16 basis points), 12/28/2029[3,4,8]	974,885
650,000	Stratus CLO Ltd. Series 2021-1A, Class F, 12.829% (3-Month Term SOFR+751.16 basis points), 12/29/2029[3,4,8]	631,140
15

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Symphony CLO Ltd. Series 2016-18A, Class DR, 8.827% (3-Month Term SOFR+351.16 basis points), 7/23/2033[3,4,8]	$993,270
	TCI-Flatiron CLO Ltd.
2,000,000	Series 2017-1A, Class E, 11.981% (3-Month Term SOFR+661.16 basis points), 11/18/2030[3,4,8]	2,008,222
1,000,000	Series 2016-1A, Class DR3, 8.317% (3-Month Term SOFR+300 basis points), 1/17/2032[3,4,8]	998,755
1,500,000	Series 2016-1A, Class ER3, 11.567% (3-Month Term SOFR+625 basis points), 1/17/2032[3,4,8]	1,500,924
750,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 12.026% (3-Month Term SOFR+671.16 basis points), 7/15/2030[3,4,8]	711,621
1,000,000	Thayer Park CLO Ltd. Series 2017-1A, Class ER, 14.449% (3-Month Term SOFR+913.16 basis points), 4/20/2034[3,4,8]	918,964
2,350,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 8.510% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,8]	2,228,229
938,000	TICP CLO Ltd. Series 2016-5A, Class ER, 11.328% (3-Month Term SOFR+601.16 basis points), 7/17/2031[3,4,8]	938,829
2,000,000	Trinitas CLO Ltd. Series 2023-25A, Class D1, 10.331% (3-Month Term SOFR+500 basis points), 1/23/2037[3,4,8]	2,013,127
	Voya CLO Ltd.
500,000	Series 2013-1A, Class CR, 8.526% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,8]	480,160
2,000,000	Series 2016-3A, Class CR, 8.810% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,8]	1,955,763
1,000,000	Series 2019-4A, Class ER, 12.286% (3-Month Term SOFR+697.16 basis points), 1/15/2035[3,4,8]	975,970
1,000,000	Series 2022-1A, Class E, 12.788% (3-Month Term SOFR+747 basis points), 4/20/2035[3,4,8]	995,761
1,125,000	Series 2022-3A, Class ER, 13.318% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,8]	1,149,941
1,500,000	Voya Euro CLO DAC Series 1X, Class B2NE, 2.100%, 10/15/2030[3]	1,526,571
16

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	Wind River CLO Ltd. Series 2014-3A, Class DR2, 8.979% (3-Month Term SOFR+366.16 basis points), 10/22/2031[3,4,8]	$738,084
	Total Asset-Backed Securities
	(Cost $235,956,476)	234,330,059
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.268%, 5/10/2044[3,8,9]	137,161
1,000,000	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	741,577
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.880%, 8/10/2031[3,8,9]	193,227
750,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.715%, 11/10/2036[8,9]	44,293
	Total Commercial Mortgage-Backed Securities
	(Cost $2,037,534)	1,116,258
	CORPORATE — 4.7%
	BASIC MATERIALS — 0.1%
550,000	Vibrantz Technologies, Inc. 9.000%, 2/15/2030[3,8]	457,237
	COMMUNICATIONS — 0.9%
750,000	Altice Financing S.A. 5.000%, 1/15/2028[3,7,8]	674,462
665,000	Global Switch Finance B.V. 1.375%, 10/7/2030[3]	651,728
700,000	LCPR Senior Secured Financing DAC 6.750%, 10/15/2027[3,7,8]	674,812
665,000	Matterhorn Telecom S.A. 3.125%, 9/15/2026[3]	698,247
		2,699,249
	CONSUMER, CYCLICAL — 0.4%
775,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.625%, 3/1/2030[3,8]	729,042
575,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.375%, 9/30/2026[3,8]	565,806
		1,294,848
	CONSUMER, NON-CYCLICAL — 0.8%
800,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125%, 10/15/2026[3,7,8]	786,623
17

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
400,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125%, 7/31/2026[3,7,8]	$396,490
700,000	Grifols S.A. 3.200%, 5/1/2025[3]	722,869
560,000	LifePoint Health, Inc. 5.375%, 1/15/2029[3,8]	443,287
		2,349,269
	ENERGY — 0.9%
550,000	Hess Midstream Operations LP 5.125%, 6/15/2028[3,8]	533,951
190,000	Kodiak Gas Services, LLC 7.250%, 2/15/2029[3,8]	190,000
300,000	Murray Energy Corp. 11.250%, 10/17/2027*,3,8,10,11	—
410,000	Nabors Industries Ltd. 7.250%, 1/15/2026[3,7,8]	400,094
900,000	NextEra Energy Partners LP 2.500%, 6/15/2026[8,12]	812,250
865,000	Northriver Midstream Finance LP 5.625%, 2/15/2026[3,7,8]	843,674
		2,779,969
	FINANCIAL — 0.5%
900,000	Acrisure LLC / Acrisure Finance, Inc. 6.000%, 8/1/2029[3,8]	826,394
550,000	Emeria SASU 7.750%, 3/31/2028[3]	573,420
		1,399,814
	INDUSTRIAL — 0.4%
526,000	Carriage Purchaser, Inc. 7.875%, 10/15/2029[3,8]	447,529
800,000	Trivium Packaging Finance B.V. 8.500%, 8/15/2027[3,7,8]	781,486
		1,229,015
	TECHNOLOGY — 0.7%
850,000	Banff Merger Sub, Inc. 8.375%, 9/1/2026[3]	917,183
600,000	Presidio Holdings, Inc. 8.250%, 2/1/2028[3,8]	595,714
18

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
875,000	Virtusa Corp. 7.125%, 12/15/2028[3,8]	$769,842
		2,282,739
	Total Corporate
	(Cost $14,385,092)	14,492,140
	Total Bonds
	(Cost $252,379,102)	249,938,457

Number of Shares
	SHORT-TERM INVESTMENTS — 8.5%
26,335,786	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 5.12%[13,14]	$26,335,786
	Total Short-Term Investments
	(Cost $26,335,786)	26,335,786
	TOTAL INVESTMENTS — 109.1%
	(Cost $338,053,915)	335,972,302
	Liabilities in Excess of Other Assets — (9.1)%	(28,141,020)
	TOTAL NET ASSETS — 100.0%	$307,831,282

EUR – Euro

*	Non-income producing security.
[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $231,842,260 which represents 75.31% of total net assets of the Fund.
19

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

[9]	Variable rate security.
[10]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of total net assets of the Fund. The total value of these securities is $0.
[11]	Security is in default.
[12]	Convertible security.
[13]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $2,020,206, which represents 0.66% of total net assets of the Fund.
[14]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

20

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At January 31, 2024	Unrealized Appreciation (Depreciation)
EUR	JP Morgan	EUR per USD	3/7/2024	(1,218,750)	$(1,319,299)	$(1,319,133)	$166
EUR	JP Morgan	EUR per USD	3/14/2024	(1,000,000)	(1,082,500)	(1,082,684)	(184)
EUR	JP Morgan	EUR per USD	3/14/2024	(1,750,000)	(1,894,200)	(1,894,698)	(498)
EUR	JP Morgan	EUR per USD	3/22/2024	(641,000)	(703,838)	(694,234)	9,604
EUR	JP Morgan	EUR per USD	3/28/2024	(902,500)	(991,796)	(977,698)	14,098
EUR	JP Morgan	EUR per USD	4/9/2024	(1,000,000)	(1,097,248)	(1,083,892)	13,356
EUR	JP Morgan	EUR per USD	4/9/2024	(857,500)	(940,890)	(929,437)	11,453
EUR	JP Morgan	EUR per USD	4/9/2024	(2,000,000)	(2,194,294)	(2,167,784)	26,510
EUR	JP Morgan	EUR per USD	4/9/2024	(1,282,500)	(1,407,221)	(1,390,091)	17,130
EUR	JP Morgan	EUR per USD	4/24/2024	(4,000,000)	(4,367,348)	(4,338,326)	29,022
EUR	JP Morgan	EUR per USD	4/24/2024	(1,000,000)	(1,088,458)	(1,084,582)	3,876
EUR	JP Morgan	EUR per USD	4/24/2024	(1,500,000)	(1,640,748)	(1,626,872)	13,876
EUR	JP Morgan	EUR per USD	4/25/2024	(980,000)	(1,056,283)	(1,062,935)	(6,652)
					$(19,784,123)	$(19,652,366)	$131,757
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(19,784,123)	$(19,652,366)	$131,757

EUR – Euro

USD – U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.

21

Palmer Square Opportunistic Income Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of January 31, 2024(Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Asset-Backed Securities	76.1%
Corporate	4.7%
Commercial Mortgage-Backed Securities	0.4%
Total Bonds	81.2%
Bank Loans	19.4%
Short-Term Investments	8.5%
Total Investments	109.1%
Liabilities in Excess of Other Assets	(9.1)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

22

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of January 31, 2024 (Unaudited)

Assets:
Investments, at value (cost $338,053,915)	$335,972,302
Foreign currency, at value (cost $1,073,326)	1,070,079
Cash	5,722,869
Cash held at broker for securities sold short and swap contracts	211,110
Receivables:
Unrealized appreciation on forward foreign currency exchange contracts	131,757
Investment securities sold	4,435,830
Fund shares sold	177,374
Interest	1,797,016
Prepaid legal fees	111,641
Prepaid expenses	88,599
Prepaid commitment fees	85,104
Total assets	349,803,681

Liabilities:
Investment securities purchased	7,750,883
Funds borrowed	33,750,000
Advisory fees	253,135
Shareholder servicing fees (Note 6)	6,265
Fund accounting and administration fees	60,043
Transfer agent fees and expenses	18,487
Custody fees	22,469
Trustees' fees and expenses	40,461
Commitment fees payable (Note 11)	37,342
Auditing fees	9,379
Interest on borrowings	6,334
Legal fees	3,993
Accrued other expenses	13,608
Total liabilities	41,972,399

Net Assets	$307,831,282

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$308,392,754
Total distributable earnings (accumulated deficit)	(561,472)
Net Assets	$307,831,282

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$307,831,282
Shares of beneficial interest issued and outstanding	17,186,448
Redemption price per share	$17.91

See accompanying Notes to Consolidated Financial Statements.

23

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2024 (Unaudited)

Investment Income:
Interest	$18,237,218
Dividends	7,441
Total investment income	18,244,659

Expenses:
Advisory fees	1,443,210
Shareholder servicing fees (Note 6)	156,051
Fund accounting and administration fees	141,987
Transfer agent fees and expenses	118,843
Custody fees	19,909
Interest on borrowings (Note 11)	1,095,079
Commitment fees (Note 11)	238,661
Legal fees	94,333
Trustees' fees and expenses	67,653
Registration fees	27,879
Interest on securities sold short	13,552
Brokerage expense	12,186
Shareholder reporting fees	10,135
Auditing fees	9,702
Insurance fees	4,048
Miscellaneous	32,335
Total expenses	3,485,563
Fees paid indirectly (Note 3)	(1,321)
Net expenses	3,484,242
Net investment income (loss)	14,760,417

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(660,016)
Securities sold short	(70,150)
Forward contracts	394,473
Swap contracts	139,588
Foreign currency transactions	17,011
Net realized gain (loss)	(179,094)
Net change in unrealized appreciation (depreciation) on:
Investments	11,893,773
Forward contracts	148,459
Foreign currency translations	5,803
Net change in unrealized appreciation (depreciation)	12,048,035
Net realized and unrealized gain (loss)	11,868,941

Net Increase (Decrease) in Net Assets from Operations	$26,629,358

See accompanying Notes to Consolidated Financial Statements.

24

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended January 31, 2024 (Unaudited)	For the Year Ended July 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$14,760,417	$25,351,757
Net realized gain (loss) on investments, purchased options contracts, securities sold short, forward contracts, written options contracts, swaptions contracts, swap contracts and foreign currency	(179,094)	(1,731,419)
Net change in unrealized appreciation (depreciation) on investments, purchased options contracts, securities sold short, forward contracts, written options contracts, swaptions contracts, swap contracts, and foreign currency	12,048,035	10,147,269
Net increase (decrease) in net assets resulting from operations	26,629,358	33,767,607

Distributions to Shareholders:
Total distributions to shareholders	(14,651,140)	(25,717,484)

Capital Transactions:
Net proceeds from shares sold	65,416,643	82,925,106
Reinvestment of distributions	2,783,814	7,144,423
Cost of shares redeemed	(62,726,176)	(69,122,337)
Net increase (decrease) in net assets from capital transactions	5,474,281	20,947,192

Total increase (decrease) in net assets	17,452,499	28,997,315

Net Assets:
Beginning of period	290,378,783	261,381,468
End of period	$307,831,282	$290,378,783

Capital Share Transactions:
Shares sold	3,754,820	4,994,540
Shares reinvested	161,193	436,791
Shares redeemed	(3,620,241)	(4,156,523)
Net increase (decrease) in capital share transactions	295,772	1,274,808

See accompanying Notes to Consolidated Financial Statements.

25

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENT OF CASH FLOWS

For the Six Months Ended January 31, 2024 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$26,629,358
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments	(101,040,196)
Sales of long-term portfolio investments	87,982,638
Proceeds from securities sold short	1,625,874
Cover short securities	(1,700,402)
Purchase of short-term investments, net	2,405,941
Return of capital dividends received	241,407
Increase in foreign currency	(964,138)
Decrease in cash held by broker	237,503
Increase in investment securities sold receivable	(2,290,937)
Decrease in interest receivable	180,527
Decrease in prepaid expenses	5,047
Increase in investment securities purchased	4,370,415
Increase in advisory fees payable	20,465
Decrease in shareholder servicing fees payable	(22,406)
Decrease in accrued expenses payable	(31,015)
Net amortization on investments	(1,120,268)
Net realized loss	352,383
Net change in unrealized appreciation/depreciation	(12,042,232)
Net cash provided by operating activities	4,839,964
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	66,537,951
Cost of shares redeemed	(62,726,176)
Dividends paid to shareholders, net of reinvestments	(11,867,326)
Draw on line of credit	4,500,000
Repayments on line of credit	(500,000)
Net cash provided by (used for) financing activities	(4,055,551)

Net increase in cash	784,413

Cash:
Beginning of period	4,938,456
End of period	$5,722,869

Non cash financing activities not included herein consist of $2,783,814 of reinvested dividends.
Cash paid for interest on securities sold short during the period was $13,552.
Cash paid for interest on borrowings during the period was $1,094,125.

See accompanying Notes to Consolidated Financial Statements.

26

Palmer Square Opportunistic Income Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended January 31, 2024	For the Year Ended July 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.19	$16.74	$18.86	$16.82	$18.64	$19.42
Income from Investment Operations:
Net investment income (loss)[1]	0.90	1.56	1.08	1.02	1.14	1.09
Net realized and unrealized gain (loss)	0.72	0.48	(1.95)	1.95	(1.82)	(0.66)
Total from investment operations	1.62	2.04	(0.87)	2.97	(0.68)	0.43
Less Distributions:
From net investment income	(0.90)	(1.56)	(0.90)	(0.93)	(1.14)	(1.01)
From net realized gains	-	(0.03)	(0.35)	-	-	(0.20)
Total distributions	(0.90)	(1.59)	(1.25)	(0.93)	(1.14)	(1.21)

Net asset value, end of period	$17.91	$17.19	$16.74	$18.86	$16.82	$18.64

Total return[2]	9.68%[5]	13.04%	(4.96)%	17.96%	(3.36)%	2.36%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$307,831	$290,379	$261,381	$213,306	$213,535	$183,595

Ratio of expenses to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[3]	2.41%[6]	2.28%	1.50%	1.50%	1.62%	1.81%
After fees waived and expenses absorbed/recovered[3]	2.41%[6]	2.28%	1.50%	1.57%	1.69%	1.85%

Ratio of net investment income to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expenses absorbed/recovered	10.23%[6]	9.34%	5.98%	5.63%	6.70%	5.78%
After fees waived and expenses absorbed/recovered	10.23%[6]	9.34%	5.98%	5.56%	6.63%	5.74%

Senior Securities
Total borrowings (000's omitted)	$33,750	$29,750	$13,000	$-	$-	$-
Asset coverage per $1,000 unit of senior indebtedness [4]	$10,121	$10,761	$21,106	$-	$-	$-

Portfolio turnover rate	30%[5]	53%	82%	111%	153%	136%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If brokerage expense, commitment fees, interest expense and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.94% for the six months ended January 31, 2024, 0.87%, 0.09%, 0.07%, 0.19%, and 0.35%, for the years ended July 31, 2023, 2022, 2021, 2020, and 2019, respectively.
[4]	As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the 1940 Act.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

27

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

January 31, 2024 (Unaudited)

Note 1 – Organization

The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on May 1, 2014, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29, 2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”) per Share. Subject to applicable law and approval of the Board of Trustees of the Fund (the “Board” or “Board of Trustees”), the Fund will seek to conduct such quarterly repurchase offers typically for between 5-10% of the Fund’s outstanding Shares at NAV per Share. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Consolidation of Subsidiary

On June 2, 2022, PSOIX Funding I LLC (“PSOIX SPV”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of PSOIX SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of January 31, 2024, the total net assets of the PSOIX SPV were $21,760,919 or approximately 7.07% of the Fund’s total net assets.

(b) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

28

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Income from securitization vehicles and equity investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly, or as required. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the period.

In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms. At January 31, 2024, such collateral is denoted in the Fund’s Consolidated Statement of Assets and Liabilities. Also, in conjunction with the use of futures contracts or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At January 31, 2024, these segregated margin deposit accounts are denoted in the Fund’s Consolidated Statement of Assets and Liabilities.

29

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

30

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(f) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

31

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund did not enter into any transactions in written swaptions contracts for the six months ended January 31, 2024.

(g) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(h) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

32

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

(i) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(j) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(k) Bank Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

33

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(l) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2024, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(m) Distributions to Shareholders

The Fund will make quarterly distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

34

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(n) Counterparty Risks

The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions. Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

The Master Repurchase Agreement governs transactions between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Note 3 – Investment Advisory and Other Agreements

The Fund entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive or reduce its management fees and/or reimburse expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest on borrowings, commitment fees relating to borrowings, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets. This agreement is in effect until December 1, 2024, and it may be terminated before that date only by the Fund’s Board of Trustees.

The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Fund has recovered all previously available expenses.

35

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended January 31, 2024, are reported on the Consolidated Statement of Operations.

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended January 31, 2024, the total fees reduced by earning credits were $1,321. Such amount is shown as a reduction of expenses, "Fees paid indirectly", on the Consolidated Statement of Operations.

Certain trustees and officers of the Trust are employees of the Advisor and its affiliate. The Fund does not compensate trustees and officers affiliated with the Fund’s Advisor.

Note 4 – Federal Income Taxes

At January 31, 2024, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$338,291,501

Gross unrealized appreciation	$9,181,864
Gross unrealized depreciation	(11,501,063)

Net unrealized appreciation (depreciation) on investments	$(2,319,199)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of July 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,603,572
Undistributed long-term capital gains	-
Accumulated earnings (deficit)	2,603,572

Accumulated capital and other losses	(920,859)
Unrealized appreciation (depreciation) on investments	(14,212,972)
Unrealized appreciation (depreciation) on foreign currency translations, forwards, and swaps	(9,431)
Total accumulated earnings (deficit)	$(12,539,690)
36

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

As of July 31, 2023, the Fund had a short-term capital loss carryover of $0 and a long-term capital loss carryforward of $920,859. To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the fiscal years ended July 31, 2023 and July 31, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$25,164,403	$14,700,297
Net long-term capital gains	553,081	954,755
Total taxable distributions	25,717,484	15,655,052
Total distributions paid	$25,717,484	$15,655,052

The Palmer Square Opportunistic Income Fund designates $553,081 as a long-term capital gain distribution.

Note 5 – Investment Transactions

For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts, swaption contracts and swap contracts, were $101,040,196 and $87,982,638, respectively. Proceeds from securities sold short and cover short securities were $1,625,874 and $1,700,402, respectively, for the same period.

Note 6 – Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended January 31, 2024, shareholder servicing fees incurred are disclosed on the Consolidated Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

37

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	$-	$59,698,059	$-	$59,698,059
Bonds
Asset-Backed Securities	-	234,330,059	-	234,330,059
Commercial Mortgage-Backed Securities	-	1,116,258	-	1,116,258
Corporate*	-	14,492,140	-	14,492,140
Short-Term Investments	26,335,786	-	-	26,335,786
Total Investments	26,335,786	309,636,516	-	335,972,302
Other Financial Instruments**
Forward Contracts	$-	$131,757	$-	$131,757
Total Assets	$26,335,786	$309,768,273	$-	$336,104,059

*	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Consolidated Schedule of Investments.
38

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

**	Other financial instruments are derivative instruments, such as futures contracts, forward contracts, and swap contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance July 31, 2023	$980,000
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(1,030,504)
Total realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	50,504
Net purchases	-
Return of Capital	-
Net sales	-
Balance as of January 31, 2024	$0

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2024:

Asset Class	Fair Value at 1/31/2024	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Corporate Bond	$-	Asset Approach	Expected Remaining Proceeds	$0.00	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

39

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of January 31, 2024 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Total
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$-	$-	$131,757	$131,757

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Total
Realized Gain (Loss) on Derivatives
Swap contracts	$139,588	$-	$-	$139,588
Forward contracts	-	-	394,473	394,473
	$139,588	$-	$394,473	$534,061

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Forward contracts	$-	$-	$148,459	$148,459
	$-	$-	$148,459	$148,459

The notional amount is included on the Consolidated Schedule of Investments. The quarterly average volumes of derivative instruments as of January 31, 2024 are as follows:

Derivatives not designated as hedging instruments
Credit contracts	Credit default swap contracts	Notional amount	$1,166,667
Foreign exchange contracts	Forward contracts	Notional amount	(18,465,583)
40

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund did not hold swap contracts at January 31, 2024.

Note 11 – Line of Credit

The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 10% of the adjusted net assets of the Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the Wall Street Journal Prime rate minus 50bps, with a minimum rate of 6.00%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.25% per annum. The commitment fees for the six months ended January 31, 2024 were $7,017. The Fund did not borrow under the line of credit agreement during the six months ended January 31, 2024.

PSOIX SPV has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with Bank of America, n.a. The Fund is permitted to borrow up to $75,000,000 under the Facility. The purpose of the Facility is to provide financing for investment purposes. Loans under the Facility may be base rate loans or SOFR loans. Base rate loans will bear interest at the highest of (a) the Federal Funds Rate plus 1/2 of 1%, (b) the Prime Rate in effect for such day (c) SOFR published on such day by the SOFR Administrator on the Federal Reserve Bank of New York’s website (or any successor source) plus 0.10% and (d) 0.00%. SOFR loans bear interest at the rate of 1.40% plus the Secured Overnight Financing Rate as administered by the Federal Reserve Bank of New York. The Facility requires the payment of 1.30% on the First Unused Amount (on and after the closing date and prior to the five-month anniversary of the closing date, $0; on and after the five-month anniversary of the closing date, the greater of $0 and an amount equity to 70% of the aggregate commitments minus total outstanding loans). The facility also requires the payment of 0.50% on the Second Unused Amount (on and after the closing date and prior to the five-month anniversary of the closing date, aggregate commitments minus total outstanding loans; on and after the five-month anniversary of the closing date, the aggregate commitments minus the greater of total outstanding loans and 70% of the aggregate commitments). The Fund paid $187,500 to Lender as an upfront fee in connection with this Credit Agreement. Such amount is shown as Prepaid commitment fees in the Consolidated Statement of Assets and Liabilities, and it is being amortized over a three-year period from the date of payment. For the six months ended January 31, 2024, the average daily balance outstanding and weighted average interest rate were $31,804,348 and 3.44%, respectively. The commitment fees and interest on borrowings for the six months ended January 31, 2024 were $231,644 and $1,095,079, respectively. As of January 31, 2024, the outstanding line of credit balance was $33,750,000. The maximum amount borrowed was $33,750,000 on December 13, 2023 through January 31, 2024.

41

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

Note 12 – Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares. The minimum initial investment in the Fund by any investor is $100,000. However, there is no initial or subsequent investment minimums for accounts maintained by financial institutions (such as registered investment advisers and trusts) for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans (e.g., 401(k) or 457(b) retirement plans; (3) mutual fund platforms; and (4) consulting firms. In addition, there is no initial or subsequent investment minimum for Trustees or officers of the Fund, directors, officers and employees of Palmer Square Capital Management, LLC (the “Advisor”) or Foreside Fund Services, LLC (the “Distributor”) or any of their affiliates. Minimum investment amounts may be waived in the discretion of the Fund or the Advisor. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares but will use commercially reasonable efforts to sell the shares.

A substantial portion of the Fund’s investments will be illiquid. For this reason, the Fund is structured as a closed-end interval fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers to repurchase at NAV outstanding shares of the Fund. The results of the repurchase offers conducted for the six months ended January 31, 2024 are as follows:

Commencement Date	Repurchase Request Deadline	Repurchase Pricing date	Net Asset Value as of Repurchase Offer Date	Shares Repurchased	Amount Repurchased	Percentage of Outstanding Shares Repurchased
July 14, 2023	August 9, 2023	August 9, 2023	$17.34	1,993,740.979	$34,571,468.58	11.52%
October 13, 2023	November 8, 2023	November 8, 2023	$17.31	1,626,499.585	$28,154,707.82	9.49%

Note 13 – Unfunded Commitments

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Consolidated Statement of Assets and Liabilities. As of January 31, 2024, the total unfunded amount was 1.6% of the Fund’s net assets.

42

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

As of January 31, 2024, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
AI Aqua Merger Sub, Inc.	$130,435	$126,522	$130,558	$4,036
Aimbridge Acquisition Co., Inc.	750,000	720,000	718,463	(1,537)
GTCR W Merger Sub LLC	500,000	497,500	500,678	3,178
Guggenheim Partners Investment Management Holdings LLC	500,000	495,000	499,375	4,375
Motion Finco Sarl	500,000	497,500	497,190	(310)
Nexus Buyer LLC	750,000	735,000	737,813	2,813
Project Boost Purchaser LLC	750,000	746,325	751,174	4,849
Wec U.S. Holdings Ltd.	1,000,000	995,000	995,935	935

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 15 – New Accounting Pronouncements and Regulatory Updates

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

43

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2024 (Unaudited)

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 16 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Fund declared the payment of a distribution to be paid, on March 22, 2024, to shareholders of record on March 21, 2024 as follows:

Long-Term Capital Gain	Short-Term Capital Gain	Income
$-	$-	$0.4055

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

44

Palmer Square Opportunistic Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements

At a meeting held on August 17, 2023, the Board of Trustees (the “Board”) of Palmer Square Opportunistic Income Fund (the “Trust” or the “Fund”), each member of which is not an “interested person” of the Trust (collectively, the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement between Palmer Square Capital Management LLC (the “Investment Advisor”) and the Trust, and the Investment Advisory Agreement between PSOIX Funding I LLC (the “Subsidiary”) and the Investment Advisor (each, an “Advisory Agreement,” and together, the “Advisory Agreements”), each for an additional one-year term. References to the “Fund” in this discussion should be read to also refer to the Subsidiary, where the context requires. In approving renewal of the Advisory Agreements, the Board determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreements from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s financial condition, certain compliance policies and procedures, and personnel providing services to the Fund and their compensation structure; reports comparing the performance results of the Fund with the returns of the Bloomberg U.S. Aggregate Bond Index (the “Index”), a group of comparable actively-managed interval funds selected by Broadridge Financial Solutions, Inc. (the “Peer Group”), and a custom category consisting of interval funds from Morningstar, Inc.’s Nontraditional Bond and Multi-Sector Bond universes (the “Fund Universe”) for various periods ended June 30, 2023; reports comparing the investment advisory fee and total expenses of the Fund with those of its Peer Group and Fund Universe; and information regarding the Investment Advisor’s estimated profitability from its overall relationship with the Fund. With respect to the Fund’s performance and fees, the Board noted the Investment Advisor’s view that the Fund has a unique investment strategy, which makes construction of a meaningful peer group and selection of a benchmark index challenging. The Board also noted the Investment Advisor’s view that the number of funds included in the Peer Group was small, which could potentially limit the usefulness of the Peer Group performance comparison. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreements. In addition, the Board considered information reviewed by the Board at other Board and Board committee meetings. After reviewing the materials with representatives of the Investment Advisor, the Board met separately to consider the renewal of the Advisory Agreements.

In approving renewal of the Advisory Agreements, the Board considered a variety of factors, including those discussed below. In its deliberations, the Board did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of the Fund. The materials the Board reviewed indicated that the total returns of the Fund for the one-, three- and five-year periods had outperformed the Index returns. The meeting materials further indicated the Fund’s returns had outperformed the Fund Universe median for the one- and five-year periods, but slightly lagged the Fund Universe median for the three-year period. The meeting materials also indicated the Fund’s returns had outperformed the Peer Group median for the one-year period, but slightly lagged the Peer Group median for the three- and five-year periods. With respect to the Fund’s underperformance compared to the Fund Universe and Peer Group medians during certain periods, the Board considered the Investment Advisor’s explanation that the Fund’s underperformance against the Fund Universe and Peer Group medians during these periods was due to differences among the funds’ strategies and investments. The Board also considered the effects of leverage on the Fund’s performance, through the Subsidiary’s use of the credit facility arrangement with Bank of America N.A.

45

Palmer Square Opportunistic Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the day-to-day activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the maintenance and growth of Fund assets, and the Investment Advisor’s compliance structure and compliance procedures.

The Board concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that (i) the investment advisory fee was below the Fund Universe and Peer Group medians and (ii) the total expenses paid was below the Fund Universe and Peer Group medians (both gross and net of reimbursements). The Board also noted that the Fund’s advisory fee is lower than the advisory fee that the Investment Advisor charges for a private fund with a similar objective and policies as the Fund. The Board further noted the Investment Advisor charges varying advisory fees to separately managed accounts with similar objectives and policies as the Fund, and that certain of these accounts are charged the same rate as the Fund, while others are charged up to 75 basis points less than the Fund. The Board observed, however, that management of interval fund assets requires certain additional services, including compliance with certain requirements under the 1940 Act, that do not apply to the Investment Advisor’s separately managed accounts. The Board also considered the Investment Advisor’s management of the Fund’s unique investment strategy and interval fund structure. The Board concluded that the compensation payable to the Investment Advisor under the Advisory Agreements was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund and the Fund’s expenses were reasonable.

Profitability, Benefits to the Investment Advisor, and Economies of Scale

The Board also considered information prepared by the Investment Advisor relating to its costs associated with providing services to, and profits with respect to, the Fund for the 12-month period ended June 30, 2023. The Board determined that the Investment Advisor’s profit level with respect to the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (in addition to its receipt of investment advisory fees), including beneficial effects from the review by the Fund’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board noted that although the Fund has no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board concluded that renewal of the Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreements with respect to the Fund and Subsidiary.

46

Palmer Square Opportunistic Income Fund

EXPENSE EXAMPLE

For the Six Months Ended January 31, 2024 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	8/1/23	1/31/24	8/1/23-1/31/24
Actual Performance	$ 1,000.00	$ 1,096.80	$ 12.72
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,013.00	$ 12.22

*	Expenses are equal to the Fund’s annualized expense ratio of 2.41% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

47

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Palmer Square Opportunistic Income Fund

Investment Advisor

Palmer Square Capital Management LLC

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, Kansas 66205

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Opportunistic Income Fund	PSOIX	611776 105

Privacy Principles of the Palmer Square Opportunistic Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Opportunistic Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 933-9033 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files its complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those other members of your household, please call the Fund at (866) 933-9033.

Palmer Square Opportunistic Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 933-9033

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not have any Securities Lending Activities during the period covered by the report.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Palmer Square Opportunistic Income Fund

By (Signature and Title)	/s/ Jeffrey D. Fox
Jeffrey D. Fox, President and Treasurer

Date	4/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffrey D. Fox
Jeffrey Fox, President and Treasurer

Date	4/8/24